SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

KEMPER ADVANTAGE I

Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY VARIABLE ANNUITY

ACCOUNT C SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

Effective February 6, 2006, Scudder Investments is changing the names of their Funds. Therefore, the following name changes will take effect February 6, 2006 to the applicable Funds and the corresponding Separate Account Divisions.

Current Name	New Name
Scudder Capital Growth Fund	DWS Capital Growth Fund
Scudder U.S. Government Securities Fund	DWS U.S. Government Securities Fund
Scudder Total Return Fund	DWS Balanced Fund
Scudder High Income Fund	DWS High Income Fund
Scudder Money Market Fund	DWS Money Market Fund
Scudder Income Fund	DWS Core Plus Income Fund
Scudder Strategic Income	DWS Strategic Income Fund

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For use in all states